DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ 61,784	$ 725,482	$ 269,724
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	$ 0.5460	$ 6.4111	$ 2.3836